Retirement and Benefit Plans Level 4 Defined Benefit Plans (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended								108 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012		Dec. 31, 2013	Jul. 12, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jul. 13, 2022
Projected Benefit Obligation Rollforward
Benefit obligation at beginning of year		$ 504,684,000		$ 504,684,000	$ 470,104,000		$ 504,684,000		$ 470,104,000		$ 391,485,000
Service cost	671,000		1,182,000	1,342,000	2,351,000				4,762,000		5,112,000		4,931,000
Interest cost	4,650,000		4,824,000	9,292,000	9,667,000				19,234,000		20,484,000		20,258,000
Acturial loss (a)									26,686,000	[1]	67,121,000	[1]
Special termination benefits									0		503,000
Closure and curtailments									0		224,000
Benefits paid									(16,102,000)		(14,825,000)
Benefit obligation at end of year									504,684,000		470,104,000		391,485,000
Change in plan assets
Fair value of plan assets at beginning of year		312,224,000		312,224,000	282,195,000		312,224,000		282,195,000		281,972,000
Actual return on plan assets									37,645,000		1,427,000
Employer contributions									8,486,000		13,621,000
Benefits paid									(16,102,000)		(14,825,000)
Fair value of plan assets at end of year									312,224,000		282,195,000		281,972,000
Underfunded status									(192,460,000)		(187,909,000)
Amounts recognized on our Conolidated Balance Sheets
Current liabilities									(1,271,000)		(759,000)
Noncurrent liabilities									(191,189,000)		(187,150,000)
Net liability									(192,460,000)		(187,909,000)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss									120,925,000		120,125,000
Prior service cost									304,000		720,000
Net amount recognized									121,229,000		120,845,000
Accumulated benefit obligation									504,700,000		470,100,000
Net Periodic Benefit Cost and Other Comprehensive (Income) Loss
Service cost	671,000		1,182,000	1,342,000	2,351,000				4,762,000		5,112,000		4,931,000
Interest cost	4,650,000		4,824,000	9,292,000	9,667,000				19,234,000		20,484,000		20,258,000
Expected return on plan assets	(4,916,000)		(4,847,000)	(9,782,000)	(9,691,000)				(19,390,000)		(17,910,000)		(18,474,000)
Amortization of actuarial loss	2,281,000		1,958,000	4,537,000	3,984,000				7,632,000		2,703,000		556,000
Amortization of prior service costs and other	22,000		42,000	45,000	83,000				165,000		175,000		178,000
Plan settlement/curtailment expense									250,000		804,000		0
Net periodic benefit cost	2,708,000		3,159,000	5,434,000	6,394,000				12,653,000		11,368,000		7,449,000
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss									8,432,000		83,528,000		4,048,000
Amortization of actuarial loss									(7,632,000)		(2,703,000)		(556,000)
Amortization of prior service costs and other									(416,000)		(175,000)		(178,000)
Total recognized in other comprehensive loss									384,000		80,650,000		3,314,000
Total recognized in net periodic cost and other comprehensive loss									13,037,000		92,018,000		10,763,000
Estimated Net Periodic Benefit Cost and Amortization of Other Comprehensive Income for The Next Year
Defined Benefit Plans, Estimated Future Net Periodic Benefit Cost For The Next Year							11,000,000
Net loss included in estimated net periodic benefit cost for 2013							9,000,000
Estimated amortization of net prior service cost in estimated net periodic benefit cost for 2013							100,000
Weighted Average Assumptions Used in Measurement of Benefit Obligation
Discount rate									3.75%		4.20%
Rate of compensation increases (a)									0.00%	[2]	0.00%	[2]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Discount rate									4.20%		5.35%		5.90%
Expected long-term rate of return on plan assets									6.75%		7.00%		7.25%
Rate of compensation increases (a)									0.00%	[2]	0.00%	[2]	0.00%	[2]
Weighted average expected return on plan assets for 2013							6.50%
Pension Contributions
Carrying Value of Pension Contribution of Real Property									6,200,000
Pension contribution of real property									9,800,000
Rent payments for contributed properties								800,000
Annual rent escalation rate for contributed properties															2.00%
Pension contributions		9,300,000		9,970,000	7,874,000				8,486,000		13,621,000		3,873,000
Estimated Future Contributions
Estimated 2013 contributions							11,000,000
Expected Future Benefit Payments
2013									17,918,000
2014									19,771,000
2015									21,445,000
2016									22,809,000
2017									24,203,000
Years 2018-2022									136,932,000
Pension lease payment contribution [Member]
Pension Contributions
Pension contributions									400,000
Equity Securities [Member]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									61.00%
Fixed Income Securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					83,899,000	[3]			83,899,000	[3]
Fair value of plan assets at end of year									91,836,000	[3]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									30.00%
Target Plan Asset Allocation
Pension plan asset target allocation									30.00%
Hedge Fund [Member]
Change in plan assets
Fair value of plan assets at beginning of year					13,066,000	[4]			13,066,000	[4]
Fair value of plan assets at end of year									13,424,000	[4]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									4.00%
Target Plan Asset Allocation
Pension plan asset target allocation									5.00%
Real Estate Funds [Member]
Change in plan assets
Fair value of plan assets at beginning of year					13,000,000	[5]			13,000,000	[5]
Fair value of plan assets at end of year									14,310,000	[5]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									5.00%
Target Plan Asset Allocation
Pension plan asset target allocation									5.00%
Large-Cap U.S. equity securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					97,533,000	[6]			97,533,000	[6]
Fair value of plan assets at end of year									107,902,000	[6]
Target Plan Asset Allocation
Pension plan asset target allocation									34.00%
Small- and mid-cap U.S. equity securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					17,302,000	[7]			17,302,000	[7]
Fair value of plan assets at end of year									17,757,000	[7]
Target Plan Asset Allocation
Pension plan asset target allocation									6.00%
International Equity Securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					56,578,000	[8]			56,578,000	[8]
Fair value of plan assets at end of year									66,075,000	[8]
Target Plan Asset Allocation
Pension plan asset target allocation									20.00%
Defined Benefit Pension Plan A [Member]
Net Periodic Benefit Cost and Other Comprehensive (Income) Loss
Plan settlement/curtailment expense									(300,000)
Defined Benefit Pension Plan B [Member]
Net Periodic Benefit Cost and Other Comprehensive (Income) Loss
Plan settlement/curtailment expense											$ (100,000)

[1]	The actuarial losses were primarily due to decreases in discount rate assumptions.
[2]	In connection with amending the salaried and nonqualified plans on March?18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.
[3]	Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.
[4]	The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.
[5]	Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.
[6]	Invested in the Russell Equity?I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.
[7]	Invested in the Russell Equity?II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.
[8]	Invested in the Russell International Fund with Active Currency at December?31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December?31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.